Summary of significant accounting policies - Plant and equipment, net (Details) - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Summary of significant accounting policies
Depreciation	$ 0	$ 900,938	$ 5,361,955